Accounts Receivable, Net	12 Months Ended
Jun. 30, 2023
Accounts Receivable, Net [Abstract]
Accounts receivable, net
4.	Accounts receivable, net

The accounts receivable, net, as of June 30, 2022 and 2023, consists of the following:

	As of June 30,
	2022	2023
	RMB	RMB

Enterprise services	1,305	12,219
Others	645	91
Less: allowance for credit losses	(13)	(59)
Accounts receivable, net	1,937	12,251

Accounts receivable, net are mainly amounts due from insurance intermediaries and securities brokerage firms, and are non-interest bearing and generally on terms between 30 days to 90 days.

The movements in the allowance for credit losses are as follows:

	For the years ended June 30,
	2022	2023
	RMB	RMB

Balance at beginning of the year	(446)	(13)
(Additions)/Reversals	433	(46)
Write-offs	-	-
Balance at end of the year	(13)	(59)